GAIN ON SALE OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
GAIN ON SALE OF ASSETS [Abstract]
Realized gains/(losses) on sales of vessels
During the year ended December 31, 2011, the Company realized the following gains / (losses) on sales of vessels:

(in thousands of $) Vessel	Imputed sales price	Book value	Gain/(loss)
Ticen Sun (ex Front Highness)	11,496	9,817	1,679
Front Ace	12,938	14,339	(1,401)
Front Leader	18,254	16,278	1,976
Front Breaker	17,863	13,986	3,877
Front Striver	18,684	16,347	2,337
	79,235	70,767	8,468